Consolidated statements of changes in equity - BRL (R$) R$ in Thousands		Total	Issued capital	Advance for future capital increase	Treasury shares	Capital reserve	Other comprehensive income	Accumulated losses
Beginning balance at Dec. 31, 2021		R$ (18,333,003)	R$ 2,290,876	R$ 120	R$ (11,959)	R$ 1,946,471	R$ 5,799	R$ (22,564,310)
Loss for the year		(722,367)						(722,367)
Post-employment benefit		(518)					(518)
Total comprehensive loss		(722,885)					(518)	(722,367)
Share repurchase, disposal and transfers		(3,923)			3,923
Increase (decrease) through share-based payment transactions, equity	[1]	52,311	23,065	(59)	5,678	23,627
Ending balance at Dec. 31, 2022		(19,007,500)	2,313,941	61	(10,204)	1,970,098	5,281	(23,286,677)
Loss for the year		(2,380,456)						(2,380,456)
Post-employment benefit		(2,175)					(2,175)
Total comprehensive loss		(2,382,631)					(2,175)	(2,380,456)
Share repurchase, disposal and transfers		(6,826)			6,826
Increase (decrease) through share-based payment transactions, equity	[1]	69,109	880	728	7,989	59,512
Ending balance at Dec. 31, 2023		(21,327,848)	2,314,821	789	(9,041)	2,029,610	3,106	(25,667,133)
Loss for the year		(9,151,371)						(9,151,371)
Post-employment benefit		2,811					2,811
Total comprehensive loss		(9,148,560)					2,811	(9,151,371)
Share repurchase, disposal and transfers		(2,596)			4,707	(7,303)
Increase (decrease) through share-based payment transactions, equity	[1]	43,734	807	(789)	0	43,716
Ending balance at Dec. 31, 2024		R$ (30,435,270)	R$ 2,315,628	R$ 0	R$ (4,334)	R$ 2,066,023	R$ 5,917	R$ (34,818,504)

[1]	(a)